Segment Information (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 910,893	$ 902,932	$ 927,407
Satellites, property and other equipment	1,458,933	1,703,039
Intangible assets	802,791	811,154
Other long-term financial assets	57,730	55,755
Other long-term assets	8,264	7,912
CANADA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	395,235	417,692	415,575
Satellites, property and other equipment	682,518	821,449
Intangible assets	733,880	734,751
Other long-term assets	7,624	8,506
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	329,634	318,779	311,159
Satellites, property and other equipment	88,360	103,567
Intangible assets	39,395	41,935
EUROPE, MIDDLE EAST & AFRICA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	50,911	61,317	80,532
Satellites, property and other equipment	685,562	775,055
Other long-term assets	640	987
LATIN AMERICA & CARIBBEAN
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73,120	75,011	78,921
Intangible assets	21,908	25,962
ASIA & AUSTRALIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61,993	30,133	$ 41,220
ALL OTHERS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Satellites, property and other equipment	2,493	2,968
Intangible assets	$ 2,493	$ 8,506